PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 123.9%
Asset-Backed Securities 0.8%
Cayman Islands
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006%(c)	07/15/30		1,057	$1,057,139
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.511(c)	04/17/31		461	460,937
Madison Park Funding Ltd., Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.471(c)	10/21/30		2,483	2,482,785
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.513(c)	04/25/31		351	351,186

Total Asset-Backed Securities (cost $4,326,076)					4,352,047
Corporate Bonds 91.4%
Angola 0.2%
Azule Energy Finance PLC, Gtd. Notes, 144A (aa)	8.125	01/23/30		1,000	957,500
Argentina 0.9%
Pan American Energy LLC, Gtd. Notes, 144A	8.500	04/30/32		1,850	1,953,489
Telecom Argentina SA, Sr. Unsec’d. Notes, 144A	9.500	07/18/31		265	276,461
Transportadora de Gas del Sur SA, Sr. Unsec’d. Notes, 144A	8.500	07/24/31		500	515,780
YPF SA,
Sr. Sec’d. Notes, 144A	9.500	01/17/31		700	724,150
Sr. Unsec’d. Notes, 144A	8.250	01/17/34		1,625	1,582,328
					5,052,208
Australia 0.4%
APA Infrastructure Ltd., Gtd. Notes, EMTN(aa)	7.125(ff)	11/09/83	EUR	1,103	1,364,903
Coronado Finance Pty Ltd., Sr. Sec’d. Notes, 144A	9.250	10/01/29		695	472,600

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Australia (cont’d.)
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	8.125%	05/01/27	170	$165,347
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	150	141,744
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	100	95,012
				2,239,606
Brazil 3.0%
Ambipar Lux Sarl, Gtd. Notes, 144A	9.875	02/06/31	445	427,756
Braskem Netherlands Finance BV,
Gtd. Notes(aa)	4.500	01/31/30	2,000	1,659,400
Gtd. Notes, 144A(aa)	8.500	01/12/31	815	778,895

Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes, 144A(aa)	6.500	01/11/35	1,100	1,064,250
Cosan Luxembourg SA, Gtd. Notes, 144A	7.250	06/27/31	600	621,000
CSN Inova Ventures, Gtd. Notes	6.750	01/28/28	750	698,625
CSN Resources SA, Gtd. Notes, 144A	8.875	12/05/30	1,000	956,500
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes(aa)	4.875	01/22/30	1,000	932,810
Karoon USA Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	10.500	05/14/29	1,000	974,460
LD Celulose International GmbH, Sr. Sec’d. Notes, 144A	7.950	01/26/32	270	276,548
Light Energia SA, Unsec’d. Notes	4.375	06/18/26	544	503,021
Light S/A, Unsec’d. Notes	23.382(s)	08/31/27	244	61,074
Light Servicos de Eletricidade SA,
Sec’d. Notes, PIK 2.260%	2.260	12/19/37	237	53,443
Sr. Sec’d. Notes	4.210	12/19/32	570	284,879

MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	1,144,199
Minerva Luxembourg SA, Gtd. Notes, 144A	8.875	09/13/33	1,000	1,063,575
Nexa Resources SA, Gtd. Notes, 144A	6.750	04/09/34	375	382,969

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Petrobras Global Finance BV,
Gtd. Notes	6.000%	01/13/35	500	$473,225
Gtd. Notes(aa)	6.500	07/03/33	1,165	1,172,980

Rumo Luxembourg Sarl, Gtd. Notes	5.250	01/10/28	800	787,320
Tupy Overseas SA, Gtd. Notes	4.500	02/16/31	1,000	850,000
Usiminas International Sarl, Gtd. Notes, 144A	7.500	01/27/32	800	792,400
				15,959,329
Canada 3.6%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	1,075	975,562
Sr. Sec’d. Notes, 144A(aa)	3.500	02/15/29	590	551,721
Sr. Sec’d. Notes, 144A	3.875	01/15/28	250	239,688
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,150	1,139,707
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	335	337,513
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	276	276,000
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	515	526,670
Sr. Unsec’d. Notes, 144A(aa)	7.500	02/01/29	900	927,000
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	789	787,761
Sr. Unsec’d. Notes, 144A(aa)	8.750	11/15/30	1,080	1,155,535
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,475	1,284,061
Sr. Unsec’d. Notes, 144A(aa)	5.000	06/15/29	975	867,740

Capstone Copper Corp., Gtd. Notes, 144A	6.750	03/31/33	350	344,050
Empire Communities Corp., Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	629,327
goeasy Ltd.,
Gtd. Notes, 144A	6.875	05/15/30	425	414,481
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	400	393,092
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	25,190
Hudbay Minerals, Inc.,
Gtd. Notes, 144A(aa)	4.500	04/01/26	1,075	1,054,177
Gtd. Notes, 144A(aa)	6.125	04/01/29	1,055	1,045,769

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)
Kronos Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A	8.250%	06/30/31	445	$366,947
Sr. Unsec’d. Notes, 144A(aa)	10.750	06/30/32	1,145	687,000

Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,125	1,030,219
New Gold, Inc., Sr. Unsec’d. Notes, 144A	6.875	04/01/32	230	235,175
Parkland Corp.,
Gtd. Notes, 144A(aa)	4.500	10/01/29	1,625	1,535,625
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	315	313,375
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	407	379,528
Gtd. Notes, 144A(aa)	7.125	01/15/26	346	345,038

Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A(aa)	4.500	03/15/29	775	723,253
Taseko Mines Ltd., Sr. Sec’d. Notes, 144A	8.250	05/01/30	235	237,242
Wrangler Holdco Corp., Gtd. Notes, 144A	6.625	04/01/32	250	255,625
				19,084,071
Chile 0.3%
Falabella SA, Sr. Unsec’d. Notes(aa)	3.375	01/15/32	1,000	843,100
VTR Comunicaciones SpA, Sr. Sec’d. Notes(aa)	4.375	04/15/29	1,000	880,000
				1,723,100
China 0.1%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25(d)	1,120	72,800
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	6.150	09/17/25(d)	1,620	137,700
Franshion Brilliant Ltd., Gtd. Notes	4.250	07/23/29	200	173,500

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China (cont’d.)
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700%	02/20/25(d)		900	$63,000
Sr. Sec’d. Notes	8.500	02/26/24(d)		400	28,000
					475,000
Colombia 1.1%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A(aa)	5.750	06/15/33		1,440	1,181,232
Bancolombia SA, Sub. Notes(aa)	8.625(ff)	12/24/34		750	776,212
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes	4.950	07/17/30		300	262,913
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		500	406,500
Sr. Unsec’d. Notes(aa)	6.875	04/29/30		1,400	1,355,550
Sr. Unsec’d. Notes	8.875	01/13/33		690	690,421

SierraCol Energy Andina LLC, Gtd. Notes, 144A(aa)	6.000	06/15/28		1,500	1,378,500
					6,051,328
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		257	249,656
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	271,906
					521,562
Czech Republic 0.2%
CPI Property Group SA, Sr. Unsec’d. Notes, EMTN	1.750	01/14/30	EUR	1,200	1,114,724
France 2.9%
Cerba Healthcare SACA, Sr. Sec’d. Notes(aa)	3.500	05/31/28	EUR	2,445	2,047,796
Chrome Holdco SAS, Gtd. Notes(aa)	5.000	05/31/29	EUR	705	263,557

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Emeria SASU,
Sr. Sec’d. Notes(aa)	7.750%	03/31/28	EUR	1,125	$1,135,604
Sr. Sec’d. Notes, 144A(aa)	7.750	03/31/28	EUR	1,500	1,514,139
Iliad Holding SASU,
Sr. Sec’d. Notes(aa)	6.875	04/15/31	EUR	2,400	2,883,058
Sr. Sec’d. Notes, 144A(aa)	5.375	04/15/30	EUR	1,100	1,272,646
Sr. Sec’d. Notes, 144A	7.000	04/15/32		600	601,500
Sr. Sec’d. Notes, 144A	8.500	04/15/31		395	416,670

Picard Bondco SA, Gtd. Notes	5.500	07/01/27	EUR	1,375	1,546,368
Picard Groupe SAS, Sr. Sec’d. Notes	6.375	07/01/29	EUR	1,325	1,561,518
RCI Banque SA, Sub. Notes, EMTN(aa)	5.500(ff)	10/09/34	EUR	1,900	2,229,010
					15,471,866
Ghana 0.1%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A (aa)	10.250	05/15/26		500	390,000
Greece 0.4%
National Bank of Greece SA, Sub. Notes, GMTN	5.875(ff)	06/28/35	EUR	1,800	2,160,621
Guatemala 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		1,000	952,000
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,160	1,046,552
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		1,200	1,068,000
Sr. Unsec’d. Notes, 144A	7.375	04/02/32		500	505,000
					3,571,552
India 1.8%
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,067	1,023,747

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450%	06/04/29		1,205	$1,206,506
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,388,372
Greenko Power II Ltd., Sr. Sec’d. Notes	4.300	12/13/28		835	761,771
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)		2,135	2,026,926
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250	04/28/27		2,000	1,940,000
Vedanta Resources Finance II PLC,
Gtd. Notes, 144A(aa)	10.875	09/17/29		890	859,785
Gtd. Notes, 144A	11.250	12/03/31		330	319,275
					9,526,382
Ireland 0.1%
GGAM Finance Ltd.,
Gtd. Notes, 144A	8.000	02/15/27		275	282,131
Sr. Unsec’d. Notes, 144A	8.000	06/15/28		150	156,937
					439,068
Israel 0.7%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		2,250	2,120,625
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	452,812

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,075,843
					3,649,280
Italy 0.8%
Bubbles Bidco SpA, Sr. Sec’d. Notes, 144A(aa)	6.500	09/30/31	EUR	1,950	2,196,096
Fedrigoni SpA, Sr. Sec’d. Notes, 144A(aa)	6.125	06/15/31	EUR	850	928,017
Fiber Midco SpA, Sr. Unsec’d. Notes	10.750	06/15/29	EUR	1,225	1,269,783
					4,393,896

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 0.5%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000%	12/31/30		125	$—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		43	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		1,719	1,718,698
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		1,036	957,275
					2,675,973
Japan 0.3%
SoftBank Group Corp.,
Sr. Unsec’d. Notes(aa)	3.875	07/06/32	EUR	700	709,021
Sr. Unsec’d. Notes	5.375	01/08/29	EUR	600	683,802
					1,392,823
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd., Gtd. Notes	4.229	10/29/26		925	855,625
Luxembourg 1.2%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		207	4,280
Galapagos SA, Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	1,782
Herens Midco Sarl, Gtd. Notes	5.250	05/15/29	EUR	3,531	2,900,068
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes	8.750	05/01/28	EUR	3,225	3,590,547
					6,496,677
Macau 0.4%
MGM China Holdings Ltd., Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	512,138

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Macau (cont’d.)
Studio City Finance Ltd., Gtd. Notes, 144A	5.000%	01/15/29		600	$526,248
Wynn Macau Ltd., Sr. Unsec’d. Notes, 144A	5.625	08/26/28		925	880,544
					1,918,930
Mexico 4.8%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		1,485	1,318,086
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A	7.450	11/15/29		500	386,565
Mexico City Airport Trust, Sr. Sec’d. Notes	5.500	07/31/47		670	523,813
Nemak SAB de CV, Sr. Unsec’d. Notes, 144A(aa)	3.625	06/28/31		1,230	980,925
Orbia Advance Corp. SAB de CV, Gtd. Notes, 144A	6.800	05/13/30		560	559,625
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,306,500
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,676,639
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,653,088
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,440,915
Gtd. Notes	6.700	02/16/32		545	466,738
Gtd. Notes	10.000	02/07/33		145	144,659
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	2,003,990
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,220,013
Gtd. Notes, MTN(aa)	6.875	08/04/26		3,200	3,160,000

Saavi Energia Sarl, Sr. Unsec’d. Notes, 144A	8.875	02/10/35		1,350	1,351,687
Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,078	990,709
Total Play Telecomunicaciones SA de CV, Sr. Sec’d. Notes, 144A(aa)	11.125	12/31/32		2,374	2,148,696
					25,332,648

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875%	04/25/44		280	$261,705
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	176,137
					437,842
Netherlands 1.0%
Boels Topholding BV, Sr. Sec’d. Notes	5.750	05/15/30	EUR	1,700	1,979,547
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Sr. Sec’d. Notes(aa)	8.500	01/15/31	GBP	1,900	2,715,709
VEON Holdings BV, Sr. Unsec’d. Notes, 144A, MTN	3.375	11/25/27		920	821,963
					5,517,219
Nigeria 0.3%
IHS Holding Ltd., Gtd. Notes, 144A	6.250	11/29/28		645	609,948
SEPLAT Energy PLC, Gtd. Notes, 144A	9.125	03/21/30		800	756,752
					1,366,700
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		365	318,979
Peru 0.3%
Banco de Credito del Peru SA, Sub. Notes, 144A	6.450(ff)	07/30/35		780	776,814
Minsur SA, Sr. Unsec’d. Notes(aa)	4.500	10/28/31		750	684,607
					1,461,421
Russia 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30(d)		1,500	75,000

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia (cont’d.)
Alfa Bank AO Via Alfa Bond Issuance PLC, (cont’d.)
Sub. Notes, 144A	5.950%	04/15/30(d)		985	$49,250

Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600	02/17/27(d)(oo)		1,500	54,188
					178,438
Serbia 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, Sr. Unsec’d. Notes, 144A	7.000	10/28/29		415	410,618
Singapore 0.1%
Puma International Financing SA, Gtd. Notes, 144A	7.750	04/25/29		500	496,405
Slovenia 0.8%
United Group BV,
Sr. Sec’d. Notes(aa)	5.250	02/01/30	EUR	1,450	1,621,632
Sr. Sec’d. Notes, 144A(aa)	6.500	10/31/31	EUR	2,250	2,585,196
					4,206,828
South Africa 1.6%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28		2,080	2,046,200
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		790	798,888
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		790	756,425
Gtd. Notes(aa)	6.500	09/27/28		1,930	1,780,907
Gtd. Notes, 144A(aa)	8.750	05/03/29		2,100	1,998,276

Transnet SOC Ltd., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/06/28		935	940,259
					8,320,955

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 0.7%
Telefonica Europe BV,
Gtd. Notes(aa)	2.376%(ff)	02/12/29(oo)	EUR	1,400	$1,465,241
Gtd. Notes(aa)	5.752(ff)	01/15/32(oo)	EUR	1,900	2,212,833
					3,678,074
Switzerland 0.4%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.875	05/01/27		1,540	1,493,800
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		580	565,500
					2,059,300
Thailand 0.6%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN (aa)	5.000(ff)	09/23/25(oo)		3,016	2,984,030
Turkey 1.7%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A(aa)	7.750	02/02/27		1,026	1,017,279
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		1,040	1,027,801
GDZ Elektrik Dagitim A/S, Sr. Unsec’d. Notes, 144A	9.000	10/15/29		550	510,813
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A(aa)	8.250	11/15/28		1,000	1,026,250
Sisecam UK PLC, Gtd. Notes, 144A	8.250	05/02/29		615	615,000
TAV Havalimanlari Holding A/S, Gtd. Notes, 144A(aa)	8.500	12/07/28		1,000	1,024,250
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A(aa)	7.375	05/20/29		1,100	1,102,131
Turkcell Iletisim Hizmetleri A/S, Sr. Unsec’d. Notes, 144A(aa)	7.650	01/24/32		1,000	999,380

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey (cont’d.)
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.375%	10/19/28		1,000	$1,061,250
WE Soda Investments Holding PLC, Sr. Sec’d. Notes, 144A	9.500	10/06/28		500	510,500
					8,894,654
Ukraine 0.2%
MHP Lux SA, Gtd. Notes, 144A	6.950	04/03/26		365	334,997
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/26(d)	EUR	469	452,823
Sr. Unsec’d. Notes, PIK 7.625%	7.625	11/08/28(d)		537	417,578
					1,205,398
United Arab Emirates 0.3%
DP World Salaam, Jr. Sub. Notes	6.000(ff)	10/01/25(oo)		1,620	1,616,962
United Kingdom 8.4%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	2,120	2,627,325
Bellis Finco PLC,
Gtd. Notes(aa)	4.000	02/16/27	GBP	2,225	2,803,755
Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	675	850,577

Belron UK Finance PLC, Sr. Sec’d. Notes, 144A	5.750	10/15/29		235	233,670
Canary Wharf Group Investment Holdings PLC, Sr. Sec’d. Notes	3.375	04/23/28	GBP	300	353,832
CD&R Firefly Bidco PLC,
Sr. Sec’d. Notes(aa)	8.625	04/30/29	GBP	2,150	2,926,193
Sr. Sec’d. Notes, 144A(aa)	8.625	04/30/29	GBP	3,050	4,143,672

Connect Finco Sarl/Connect US Finco LLC, Sr. Sec’d. Notes, 144A	9.000	09/15/29		250	233,750
eG Global Finance PLC,
Sr. Sec’d. Notes(aa)	11.000	11/30/28	EUR	5,125	6,411,407
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	600	750,828

Jerrold Finco PLC, Sr. Sec’d. Notes(aa)	7.875	04/15/30	GBP	2,275	3,035,288

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Macquarie Airfinance Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	6.400%	03/26/29		75	$76,879
Sr. Unsec’d. Notes, 144A	6.500	03/26/31		455	465,662

Sherwood Financing PLC, Sr. Sec’d. Notes, 144A(aa)(x)	6.000	11/15/26	GBP	1,050	1,387,091
TalkTalk Telecom Group Ltd.,
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	2,021	761,471
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A(aa)	8.250	09/01/27	GBP	3,423	3,490,840
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes(aa)	4.125	08/15/30	GBP	3,950	4,608,250
Sr. Sec’d. Notes(aa)	4.250	01/15/30	GBP	2,395	2,863,387

Vodafone Group PLC, Jr. Sub. Notes, EMTN	8.000(ff)	08/30/86	GBP	2,000	2,859,374
Zegona Finance PLC, Sr. Sec’d. Notes, 144A(aa)	6.750	07/15/29	EUR	2,850	3,391,022
					44,274,273
United States 49.2%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32		1,070	1,045,925
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29		1,225	1,063,740
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30		370	377,812
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29		2,200	2,252,786
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29		900	805,361
Gtd. Notes, 144A(aa)	5.125	03/01/30		925	828,765
Gtd. Notes, 144A(aa)	6.125	08/01/28		605	587,176

Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28		250	251,250
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		375	370,020
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29		490	491,965

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500%	03/15/29		250	$233,400
Gtd. Notes, 144A	4.625	01/15/27		75	74,207
Gtd. Notes, 144A	6.500	02/15/28		75	76,208

Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/31		1,295	1,323,116
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		600	563,750
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		2,070	2,075,988

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		465	391,100
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)		6,450	8,063
Amentum Holdings, Inc., Gtd. Notes, 144A	7.250	08/01/32		140	142,433
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28		400	394,966
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		600	579,768
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		355	339,026
Sr. Unsec’d. Notes	5.875	08/20/26		245	242,101

AMN Healthcare, Inc., Gtd. Notes, 144A(aa)	4.000	04/15/29		1,825	1,636,568
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		625	590,329
Sr. Unsec’d. Notes, 144A	6.375	03/15/33		235	236,484

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29		125	119,025
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		175	170,865
Gtd. Notes, 144A	6.625	02/01/32		225	227,239
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes(aa)	2.125	08/15/26	EUR	2,000	1,999,537
Sr. Sec’d. Notes	2.125	08/15/26	EUR	775	771,287

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	4.125%	08/15/26	200	$176,000
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	250	258,635
Unsec’d. Notes, 144A	11.500	10/01/31	650	713,690
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	568	665,777
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	415	409,740
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28	1,950	1,969,712
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29	1,425	1,321,523
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	150	137,684

ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	450	180,223
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	190	187,807
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	475	484,486
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	390	397,976

Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	465	460,931
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27	2,045	1,920,221
Sr. Sec’d. Notes, 144A(aa)	8.000	09/15/28	925	917,442
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,450	1,105,625
Gtd. Notes, 144A	5.000	02/15/29	75	47,250
Gtd. Notes, 144A	5.250	01/30/30	375	218,437
Gtd. Notes, 144A	5.250	02/15/31	1,600	864,000
Gtd. Notes, 144A	6.250	02/15/29	500	327,500
Gtd. Notes, 144A	7.000	01/15/28	250	204,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	700	568,505
Sr. Sec’d. Notes, 144A	11.000	09/30/28	200	188,080

Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	410	411,090
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	75	72,999
Gtd. Notes(aa)	7.250	10/15/29	1,650	1,603,485

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Beazer Homes USA, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	03/15/31	595	$571,745
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	150	152,771
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	140	143,554
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	350	328,185
Sr. Unsec’d. Notes	5.930	05/01/60	115	106,525

Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	475	443,133
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A(aa)	9.750	03/15/29	875	921,469
Sub. Notes, 144A	8.375(ff)	06/15/35	410	383,124

Brinker International, Inc., Gtd. Notes, 144A(aa)	8.250	07/15/30	935	983,113
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32	260	253,528
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	1,400	1,293,869
Sr. Sec’d. Notes, 144A(aa)	6.500	02/15/32	765	769,210
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	600	614,796
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	300	288,759
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,300	5,245,049

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750	08/01/28	725	628,250
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,400	2,383,728
Gtd. Notes, 144A	6.125	02/15/33	190	188,337
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	119,219
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%(aa)	9.000	12/01/28	1,587	1,631,215
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%(aa)	9.000	06/01/30	1,445	1,530,831
Sr. Sec’d. Notes, 144A, PIK 14.000%(aa)	9.000	06/01/31	1,620	1,826,181

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	325,510

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500%	05/01/32	475	$422,221
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	650	587,633
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	575	483,827
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	1,350	1,275,697
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	1,175	1,146,224
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	950	936,628
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	25	24,479

Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28	150	151,524
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	645	687,664
Sr. Sec’d. Notes, 144A	7.500	01/01/30	220	228,649

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	225	220,135
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32	165	168,777
Civitas Resources, Inc.,
Gtd. Notes, 144A(aa)	8.375	07/01/28	290	284,907
Gtd. Notes, 144A	8.625	11/01/30	385	371,901

Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	200	202,750
Clarivate Science Holdings Corp., Gtd. Notes, 144A(aa)	4.875	07/01/29	650	591,524
Clear Channel Outdoor Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	09/15/28	600	621,975
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(aa)	6.750	04/15/30	925	891,038
Gtd. Notes, 144A	6.875	11/01/29	670	649,238
Gtd. Notes, 144A	7.000	03/15/32	445	419,051
Gtd. Notes, 144A	7.375	05/01/33	465	436,844
Sr. Unsec’d. Notes, 144A(aa)	7.500	09/15/31	870	842,853

Clue Opco LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,700	1,629,425
Clydesdale Acquisition Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/32	900	920,715
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	225	203,879
Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	954,584

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125%	01/15/29	535	$359,019
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%(aa)	15.000	12/06/28	989	939,638
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	445	391,123
Gtd. Notes, 144A(aa)	7.625	04/01/32	730	663,377
Gtd. Notes, 144A(aa)	9.250	02/15/28	390	394,180

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	179	181,872
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	400	267,183
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	616,546
Gtd. Notes, 144A	5.375	02/01/28	200	174,754
Gtd. Notes, 144A(aa)	5.500	04/15/27	1,000	929,528
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	1,750	809,546
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	230,350
Sr. Unsec’d. Notes	4.500	02/15/32	150	134,781
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,550	1,362,075
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,875	2,673,784
Gtd. Notes, 144A(aa)	6.875	09/01/32	745	751,834

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	690	642,873
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	350	335,125
DISH DBS Corp.,
Gtd. Notes(aa)	5.125	06/01/29	975	607,875
Gtd. Notes	7.375	07/01/28	515	347,998
Gtd. Notes(aa)	7.750	07/01/26	2,910	2,535,244

DISH Network Corp., Sr. Sec’d. Notes, 144A(aa)	11.750	11/15/27	1,050	1,103,124
Diversified Healthcare Trust,
Gtd. Notes(aa)	4.375	03/01/31	750	581,175
Sr. Unsec’d. Notes	4.750	02/15/28	550	492,114

EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29	25	26,430

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Encore Capital Group, Inc., Sr. Sec’d. Notes(aa)	4.250%	06/01/28	GBP	1,300	$1,609,069
Energizer Holdings, Inc., Gtd. Notes, 144A(aa)	4.375	03/31/29		225	210,101
EnerSys, Gtd. Notes, 144A	6.625	01/15/32		175	178,340
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29		225	219,215
EQT Corp.,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27		200	203,287
Sr. Unsec’d. Notes, 144A	7.500	06/01/30		400	430,019
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		300	281,603
Gtd. Notes	5.375	03/15/30		135	134,000
Gtd. Notes, 144A	5.875	02/01/29		105	104,722
Gtd. Notes, 144A	6.750	04/15/29		105	105,960
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30		2,050	1,790,700
Sr. Sec’d. Notes, 144A	4.625	01/15/29		450	417,398

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	10.500(cc)	01/15/28		1,049	1,068,160
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	5.000	03/01/28		800	776,987
Gtd. Notes, 144A(aa)	6.500	03/15/33		975	948,223

Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31		580	593,493
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		517	435,007
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27		525	521,305
Sr. Unsec’d. Notes, 144A	7.625	05/01/26		325	324,262
Sr. Unsec’d. Notes, 144A	12.000	10/01/28		325	347,945
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32		150	146,642
Sr. Unsec’d. Notes, 144A	9.125	05/15/31		300	303,562
Sr. Unsec’d. Notes, 144A(aa)	9.250	02/01/29		985	1,004,676
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		200	200,138
Sec’d. Notes, 144A(aa)	6.000	01/15/30		975	979,776

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Frontier Communications Holdings LLC, (cont’d.)
Sec’d. Notes, 144A	6.750%	05/01/29	475	$477,236
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	226,605
Gtd. Notes, 144A(aa)	3.875	10/01/31	1,900	1,644,737

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A(aa)	7.750	05/31/32	620	618,477
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	570	568,649
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	585	555,417
Gtd. Notes, 144A(aa)	4.375	08/15/29	1,095	1,043,283
Sr. Sec’d. Notes, 144A	6.750	01/15/31	400	416,288
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	450	446,814
Gtd. Notes, 144A	8.250	01/15/32	300	305,455

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	300	315,475
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,040	2,032,861
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	750	751,759
Herc Holdings, Inc., Gtd. Notes, 144A	6.625	06/15/29	480	474,150
Hertz Corp. (The), Sr. Sec’d. Notes, 144A	12.625	07/15/29	120	116,746
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	303,883
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	465	424,929
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/01/31	1,095	982,451
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	555	483,464
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	350	305,530
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	248	236,067
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,350	1,237,170
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	709,512
Gtd. Notes, 144A	5.375	08/01/28	575	554,642

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,500	1,423,860

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.750%	02/15/29	725	$659,422
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	275	249,912

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	530	533,402
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	250	244,784
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	275	255,758
KB Home,
Gtd. Notes	4.000	06/15/31	400	361,507
Gtd. Notes(aa)	4.800	11/15/29	1,575	1,520,671

Kontoor Brands, Inc., Gtd. Notes, 144A(aa)	4.125	11/15/29	1,850	1,702,515
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	413,427
Sr. Sec’d. Notes, 144A(aa)	8.625	10/01/31	730	596,628
Sr. Sec’d. Notes, 144A	9.500	11/01/28	225	196,195
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	295	199,806
Sr. Unsec’d. Notes, 144A(aa)	10.500	07/15/27	515	462,273

Landsea Homes Corp., Gtd. Notes, 144A(aa)	8.875	04/01/29	800	758,622
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	475	416,205
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	225	212,724
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	425	349,402
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	75	62,453
Sec’d. Notes, 144A	4.875	06/15/29	1,500	1,311,820
Sr. Sec’d. Notes, 144A	10.500	04/15/29	175	194,059
Sr. Sec’d. Notes, 144A	10.750	12/15/30	1,125	1,248,162
Sr. Sec’d. Notes, 144A	11.000	11/15/29	2,860	3,199,127

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	80	79,824
LifePoint Health, Inc.,
Gtd. Notes, 144A(aa)	5.375	01/15/29	1,150	1,033,356
Sr. Sec’d. Notes, 144A(aa)	8.375	02/15/32	865	882,114

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	9.000%	05/15/28	750	$771,036
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	550	510,665
Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32	225	224,497
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28	750	732,044
Magnera Corp., Sr. Sec’d. Notes, 144A(aa)	7.250	11/15/31	735	694,779
Masterbrand, Inc., Gtd. Notes, 144A	7.000	07/15/32	280	280,636
Matador Resources Co., Gtd. Notes, 144A(aa)	6.500	04/15/32	160	154,052
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	645	646,253
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,725	2,515,382
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	11.500	09/01/28	1,100	1,086,318
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	450	388,857
Medline Borrower LP, Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	3,370	3,143,620
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	370	349,869
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28	2,313	2,228,911
Gtd. Notes	6.125	09/15/29	550	547,901

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29	1,125	1,065,330
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	212	211,294
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	400	360,284
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	553	425,693

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
MPH Acquisition Holdings LLC, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500%	12/31/30	289	$269,047

MPT Operating Partnership LP/MPT Finance Corp., Sr. Sec’d. Notes, 144A	8.500	02/15/32	250	254,599
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	325	257,562
Nabors Industries, Inc.,
Gtd. Notes, 144A(aa)	7.375	05/15/27	925	872,288
Gtd. Notes, 144A	8.875	08/15/31	580	393,164
Gtd. Notes, 144A(aa)	9.125	01/31/30	770	698,710
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30	2,125	2,125,458
Gtd. Notes, 144A	5.500	08/15/28	390	387,297
Gtd. Notes, 144A	5.750	11/15/31	420	421,192
Gtd. Notes, 144A	6.500	08/01/29	345	350,814
Navient Corp.,
Sr. Unsec’d. Notes(aa)	4.875	03/15/28	380	365,103
Sr. Unsec’d. Notes	9.375	07/25/30	50	53,154
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	5.875	02/15/27	500	496,275
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	500	487,025
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	650	632,125

NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	1,000	1,076,832
NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28	650	629,748
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	525	475,919
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	465	480,157
Newell Brands, Inc., Sr. Unsec’d. Notes	6.625	05/15/32	285	255,681
Noble Finance II LLC, Gtd. Notes, 144A(aa)	8.000	04/15/30	565	537,747
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	165	142,378
Gtd. Notes, 144A	6.875	01/30/30	500	507,292
NRG Energy, Inc.,
Gtd. Notes, 144A(aa)	3.875	02/15/32	700	627,101

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
NRG Energy, Inc., (cont’d.)
Jr. Sub. Notes, 144A(aa)	10.250%(ff)	03/15/28(oo)	900	$985,254
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.125	10/01/27	200	200,501
Sr. Sec’d. Notes, 144A	7.250	06/15/31	485	485,813
Sr. Sec’d. Notes, 144A(aa)	9.750	11/15/28	1,850	1,933,449
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	525	485,811
Gtd. Notes	6.625	05/15/29	465	466,843
Gtd. Notes(aa)	6.750	03/15/32	1,150	1,127,742
Gtd. Notes(aa)	7.125	03/15/26	1,200	1,211,108

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	775	650,161
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	267	266,583
Gtd. Notes, 144A	7.250	05/15/31	50	49,597

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	245	243,321
Park River Holdings, Inc., Gtd. Notes, 144A(aa)	5.625	02/01/29	1,350	1,058,321
Patrick Industries, Inc., Gtd. Notes, 144A	6.375	11/01/32	595	578,530
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	300	295,668
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/29	820	766,212
Gtd. Notes, 144A(aa)	5.375	10/15/25	525	522,582
Gtd. Notes, 144A	5.750	09/15/31	500	476,305
Gtd. Notes, 144A	6.875	02/15/33	355	354,854
Gtd. Notes, 144A	7.875	12/15/29	75	78,190
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	415	405,561
Gtd. Notes, 144A	7.000	01/15/32	80	80,622
Gtd. Notes, 144A	8.000	04/15/27	275	279,683

Perrigo Finance Unlimited Co., Gtd. Notes	6.125	09/30/32	215	213,482
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	250	252,821

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500%	10/01/28	1,180	$1,138,515
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	150	141,670
Gtd. Notes, 144A(aa)	5.500	12/15/29	729	715,757
Gtd. Notes, 144A	6.375	03/01/33	445	440,930
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	500	505,001
Gtd. Notes, 144A	8.875	01/31/30	120	123,671

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(aa)	5.875	09/01/31	525	277,092
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	9.375	09/01/29	855	814,720
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	685	689,598
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	630	632,404
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)(x)	4.500	09/15/26	1,000	864,465
Sr. Unsec’d. Notes, 144A(aa)(x)	6.500	09/15/28	1,525	989,877

Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	150	141,830
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	250	239,301
Gtd. Notes, 144A	6.500	04/01/32	365	364,042

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	02/01/33	865	855,055
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.875	03/01/31	1,350	1,221,576
Gtd. Notes, 144A(aa)	4.000	10/15/33	775	670,420

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.750	03/15/33	370	376,527
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.625	09/30/31	680	675,325
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	385	394,538

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	6.750%	03/01/32	1,620	$1,633,758
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.625	03/01/30	900	858,578
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,950	1,708,693
Gtd. Notes	4.375	02/01/32	575	502,979

Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	390	387,277
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	425	371,170
Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30	75	67,298
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes(aa)	4.750	04/01/29	1,035	975,157
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	55	55,784
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A(aa)	8.125	02/15/33	740	733,257
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	750	703,770
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	733	715,767
Sr. Sec’d. Notes, 144A	8.875	11/15/31	470	482,278

Snap, Inc., Gtd. Notes, 144A	6.875	03/01/33	640	638,968
Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A	6.500	08/15/32	680	688,871
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	420	371,183
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	975	908,390
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	701	686,350

Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	715	641,168
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	100	99,118
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	325	327,757
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	340	342,957

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Starwood Property Trust, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.250%	04/01/29	475	$492,998

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	690	702,096
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	5.000	06/01/31	1,100	1,005,415
Sunoco LP, Gtd. Notes, 144A	6.250	07/01/33	405	404,589
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29	625	592,433
Gtd. Notes(aa)	4.500	04/30/30	875	823,549

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	10/01/29	1,725	729,431
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	1,188	1,157,364
Gtd. Notes, 144A	6.000	12/31/30	50	46,577
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	370	368,699
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	625	628,417
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,375	1,332,408
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	2,180	2,078,017
Sr. Sec’d. Notes(aa)	4.375	01/15/30	1,400	1,327,477
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	539,183

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	2,175	2,074,048
Terex Corp., Gtd. Notes, 144A	6.250	10/15/32	515	493,001
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	600	587,272
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	375	337,069
TransDigm, Inc.,
Gtd. Notes(aa)	4.625	01/15/29	700	673,049
Sr. Sec’d. Notes, 144A(aa)	6.375	03/01/29	930	948,172
Sr. Sec’d. Notes, 144A	6.625	03/01/32	290	297,065
Sr. Sec’d. Notes, 144A	6.750	08/15/28	275	280,471

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A	8.000%	02/01/27	128	$118,800
Gtd. Notes, 144A	8.250	05/15/29	1,270	1,023,607
Gtd. Notes, 144A	8.500	05/15/31	390	302,250
Sr. Sec’d. Notes, 144A	8.750	02/15/30	212	208,820

TriMas Corp., Gtd. Notes, 144A(aa)	4.125	04/15/29	275	256,001
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26	1,485	1,463,534
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	286	268,676
United Rentals North America, Inc.,
Gtd. Notes(aa)	3.750	01/15/32	975	866,713
Gtd. Notes	3.875	02/15/31	902	824,848
Gtd. Notes(aa)	5.250	01/15/30	1,200	1,185,395

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(aa)	10.500	02/15/28	2,535	2,692,177
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	1,675	1,621,790
Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	545	529,936

UWM Holdings LLC, Gtd. Notes, 144A	6.625	02/01/30	355	351,761
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	375	350,122
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	175	152,962
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	215	217,588
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(aa)	9.000(ff)	09/30/29(oo)	2,125	1,821,305
Sr. Sec’d. Notes, 144A	7.000	01/15/30	560	527,647
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	1,385	1,435,093
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	870	884,772
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33	552	566,611
Sr. Sec’d. Notes, 144A	7.750	05/01/35	612	628,449

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	385	402,737
Viasat, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	375	375,000

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875%	09/15/27	1,150	$1,147,125
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	750	754,687

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	246,250
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)	2,375	2,399,971
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	1,025	1,045,955
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,150	1,106,333
Gtd. Notes, 144A(aa)	5.000	07/31/27	555	550,286

Vital Energy, Inc., Gtd. Notes	9.750	10/15/30	175	146,968
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	650	637,000
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	300	313,928
Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33	350	357,984
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	140	142,042
Gtd. Notes, 144A	6.375	03/15/33	465	471,119
Gtd. Notes, 144A	6.625	03/15/32	365	372,747

WEX, Inc., Gtd. Notes, 144A	6.500	03/15/33	305	296,717
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	575	558,765
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/30	280	285,482
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(aa)	8.500	06/15/30	700	736,546
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(aa)	8.250	10/01/31	860	881,794
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29	1,525	1,270,267
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	830,022
Gtd. Notes, 144A	6.250	03/15/33	520	503,132

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., (cont’d.)
Gtd. Notes, 144A	7.125%	02/15/31		410	$423,194
XPO, Inc.,
Gtd. Notes, 144A(aa)	7.125	06/01/31		250	256,008
Gtd. Notes, 144A	7.125	02/01/32		140	143,264
					258,904,387
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29		1,167	1,115,151
Zambia 0.5%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A	6.875	10/15/27		766	755,468
Gtd. Notes, 144A(aa)	8.000	03/01/33		835	827,694
Gtd. Notes, 144A(aa)	8.625	06/01/31		575	583,445
Sec’d. Notes, 144A	9.375	03/01/29		480	504,600
					2,671,207

Total Corporate Bonds (cost $502,911,580)					481,572,610
Floating Rate and Other Loans 6.4%
Canada 0.0%
Kronos Acquisition Holdings, Inc., Initial Loan 2024, 3 Month SOFR + 4.000%	8.299(c)	07/08/31		299	239,422
Jamaica 0.2%
Digicel International Finance Ltd., Initial Term Loan, 3 Month SOFR + 7.500%	11.780(c)	05/25/27		982	963,635
Jersey 0.8%
Aston Finco Sarl, Term Loan, SONIA + 4.750%	9.229(c)	10/09/26	GBP	3,554	4,439,014

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Netherlands 0.8%
Cuppa Bidco BV, Facility B-1 (EUR), 6 Month EURIBOR + 4.750%	7.327%(c)	06/29/29	EUR	2,900	$2,924,707
International Park Holdings BV, Term Loan, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32		1,025	1,131,081
					4,055,788
Switzerland 0.2%
Consolidated Energy Finance SA, 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30		1,065	973,799
United Kingdom 1.2%
Connect Finco Sarl, Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.822(c)	09/27/29		1,187	1,062,018
Doncasters US Finance LLC,
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30		2,575	2,543,010
Term Loan	—(p)	04/01/30		180	177,975

Hurricane CleanCo Ltd., Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29		907	1,244,822
IVC Acquisition Ltd., Term B Loan, SONIA + 5.120%	9.329(c)	12/12/28	GBP	950	1,257,203
					6,285,028
United States 3.2%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.072(c)	01/28/32		625	613,086
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.822(c)	01/18/28		3,775	3,668,732
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		204	182,477
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%^	7.467(c)	02/12/32		587	587,000
Foundation Building Materials, Inc., Term Loan	—(p)	01/29/31		100	92,250

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.819%(c)	03/03/32	350	$344,750
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.572(c)	01/23/32	1,035	1,009,028
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	9.799(c)	07/20/28	279	273,099
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.321(c)	02/11/30	325	321,750
Level 3 Financing, Inc., Term B-3 Loan	—(p)	03/27/32	400	398,625
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.006(c)	05/16/31	125	122,100
Likewize Corp., Closing Date Term Loan, 3 Month SOFR + 5.750%	10.027(c)	08/15/29	494	476,469
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.563(c)	11/04/31	324	309,869
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.319(c)	03/01/29	1,906	1,779,154
MLN US HoldCo LLC,
3L Term B Loan, PRIME + 10.250%^	17.750(c)	10/18/27(d)	4	10
Initial Term Loan, 3 Month SOFR + 6.540%^	13.668(c)	10/18/27(d)	27	27
Initial Term Loan (Second Out (First Lien Roll-Up)), PRIME + 7.700%^	15.200(c)	10/18/27(d)	61	153
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	8.030(c)	12/31/30	344	338,968
Second Out Term Loan, 3 Month SOFR + 4.862%^	9.141(c)	12/31/30	434	359,138

NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.030(c)	04/16/29	533	530,833
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.572(c)	02/10/32	375	367,207
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.686(c)	09/25/26	1,611	1,389,796
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.685(c)	07/14/28	1,107	942,511
SWF Holdings I Corp., Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.822(c)	12/18/29	129	127,929

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)

Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	9.172%(c)	11/17/28	419	$393,911
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.261(c)	12/31/25	581	551,799
Term Loan	—(p)	10/12/28	828	683,181

Venator Materials LLC, First-Out B Term Loan, 3 Month SOFR + 10.000%^	15.299(c)	07/16/26	584	554,824
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048(c)	04/01/31	150	149,250
				16,567,926

Total Floating Rate and Other Loans (cost $33,323,604)				33,524,612
Sovereign Bonds 22.9%
Angola 0.7%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	2,760	2,326,542
Sr. Unsec’d. Notes	8.750	04/14/32	390	300,421
Sr. Unsec’d. Notes	9.500	11/12/25	525	511,088
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	850	677,611
				3,815,662
Argentina 3.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.750(cc)	07/09/30	5,815	4,458,456
Sr. Unsec’d. Notes	1.000	07/09/29	1,114	898,600
Sr. Unsec’d. Notes	4.125(cc)	07/09/35	1,864	1,235,839
Sr. Unsec’d. Notes	5.000	01/09/38	13,769	9,681,500
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN	6.625	09/01/37	1,208	810,226
Sr. Unsec’d. Notes, MTN	6.625(cc)	09/01/37	1,101	738,122
				17,822,743

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Bahrain 0.3%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750%	09/20/29	1,240	$1,253,950
Sr. Unsec’d. Notes	7.000	10/12/28	430	438,600
				1,692,550
Brazil 1.5%
Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	06/12/30	3,960	3,702,600
Sr. Unsec’d. Notes(aa)	5.625	01/07/41	1,500	1,329,765
Sr. Unsec’d. Notes(aa)	6.125	01/22/32	1,050	1,068,900
Sr. Unsec’d. Notes(aa)	6.625	03/15/35	1,170	1,165,905
Sr. Unsec’d. Notes(aa)	7.125	05/13/54	780	740,220
				8,007,390
Colombia 1.8%
Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.000	01/30/30	3,200	2,707,200
Sr. Unsec’d. Notes(aa)	3.875	04/25/27	1,290	1,262,330
Sr. Unsec’d. Notes(aa)	4.500	03/15/29	1,770	1,659,375
Sr. Unsec’d. Notes(aa)	6.125	01/18/41	2,645	2,079,631
Sr. Unsec’d. Notes(aa)	7.375	09/18/37	780	722,280
Sr. Unsec’d. Notes	7.500	02/02/34	430	419,465
Sr. Unsec’d. Notes	8.500	04/25/35	645	655,320
				9,505,601
Costa Rica 0.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.550	04/03/34	520	530,595
Unsec’d. Notes, 144A	7.300	11/13/54	800	811,400
				1,341,995
Dominican Republic 1.7%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	2,000	1,862,750
Sr. Unsec’d. Notes	5.950	01/25/27	3,000	3,009,375
Sr. Unsec’d. Notes	6.850	01/27/45	800	769,000
Sr. Unsec’d. Notes	7.450	04/30/44	2,060	2,115,363

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic (cont’d.)
Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	01/30/60		855	$706,123
Sr. Unsec’d. Notes, 144A	7.050	02/03/31		320	330,080
					8,792,691
Ecuador 0.6%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		850	442,744
Sr. Unsec’d. Notes	6.900	07/31/30		720	538,560
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		901	468,558
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35		1,829	1,093,178
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		580	433,948
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	252,833
					3,229,821
Egypt 1.6%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625	05/29/32		710	597,820
Sr. Unsec’d. Notes	8.700	03/01/49		1,355	995,247
Sr. Unsec’d. Notes	8.875	05/29/50		200	148,850
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	3,095	3,003,035
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	930	1,046,176
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	2,780	2,702,875
					8,494,003
El Salvador 0.5%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	8.250	04/10/32		1,510	1,478,667
Sr. Unsec’d. Notes	9.250	04/17/30		1,000	1,032,000
					2,510,667
Gabon 0.0%
Gabon Government International Bond, Sr. Unsec’d. Notes, 144A	6.625	02/06/31		200	141,188

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ghana 0.7%
Ghana Government International Bond,
Sr. Unsec’d. Notes	5.000%(cc)	07/03/29		1,155	$977,419
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29		1,521	1,287,231
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		2,083	1,385,461
Sr. Unsec’d. Notes, 144A	4.710(s)	07/03/26		109	102,648
Sr. Unsec’d. Notes, 144A	4.959(s)	01/03/30		229	172,446
					3,925,205
Guatemala 0.2%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27		590	578,532
Sr. Unsec’d. Notes	4.900	06/01/30		450	434,700
Sr. Unsec’d. Notes	6.125	06/01/50		300	266,475
					1,279,707
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		930	920,322
Ivory Coast 1.3%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,120	1,089,804
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	2,480	2,609,996
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	1,279,936
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	1,460	1,327,304
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		375	350,156
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		410	375,662
					7,032,858
Jordan 0.1%
Jordan Government International Bond, Sr. Unsec’d. Notes, 144A	7.500	01/13/29		515	512,909
Kenya 0.0%
Republic of Kenya Government International Bond, Sr. Unsec’d. Notes, 144A	9.500	03/05/36		245	213,028

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Lebanon 0.3%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22(d)	2,000	$337,000
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	2,550	429,675
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)	275	46,338
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)	450	75,825
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)	2,345	395,132
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)	725	122,162
				1,406,132
Mongolia 0.1%
Mongolia Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625	02/25/30	275	264,000
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	205	207,358
				471,358
Morocco 0.3%
Morocco Government International Bond,
Sr. Unsec’d. Notes	6.500	09/08/33	790	815,675
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	495	511,087
				1,326,762
Nigeria 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	285	246,177
Sr. Unsec’d. Notes	7.875	02/16/32	600	511,650
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	250	234,500
				992,327
Oman 0.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	1,525	1,540,258
Sr. Unsec’d. Notes	6.500	03/08/47	1,120	1,105,966
Sr. Unsec’d. Notes	6.750	01/17/48	720	725,400
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	1,015	1,044,821
				4,416,445

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan 0.6%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875%	12/05/27		600	$526,800
Sr. Unsec’d. Notes	8.250	09/30/25		490	480,813
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		610	598,562
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26		1,070	1,003,125
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		460	361,100
					2,970,400
Paraguay 0.4%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	6.100	08/11/44		950	893,000
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		800	804,800
Sr. Unsec’d. Notes, 144A	6.650	03/04/55		200	197,775
					1,895,575
Romania 0.7%
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A	7.125	01/17/33		3,374	3,399,710
Senegal 0.1%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	450	426,943
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	460	326,346
					753,289
Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,490	1,511,708
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,820	2,036,659
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		1,170	1,205,831
					4,754,198
South Africa 0.4%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes(aa)	4.850	09/30/29		1,000	941,250

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.300%	04/20/52	200	$169,900
Sr. Unsec’d. Notes, 144A(aa)	7.950	11/19/54	1,120	1,011,640
				2,122,790
Sri Lanka 0.3%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30	185	150,949
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33	747	526,505
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35	246	157,668
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36	478	328,930
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38	322	223,006
Sr. Unsec’d. Notes, 144A	4.000	04/15/28	174	160,879
				1,547,937
Turkey 2.0%
Turkiye Government International Bond,
Sr. Unsec’d. Notes(aa)	7.125	07/17/32	1,570	1,529,180
Sr. Unsec’d. Notes(aa)	9.125	07/13/30	1,625	1,761,500
Sr. Unsec’d. Notes, Series 06Y(aa)	9.375	03/14/29	510	549,308
Sr. Unsec’d. Notes, Series 10Y(aa)	5.950	01/15/31	1,660	1,551,585
Sr. Unsec’d. Notes, Series 10Y(aa)	7.625	05/15/34	1,195	1,187,938
Sr. Unsec’d. Notes, Series 10Y(aa)	9.375	01/19/33	1,650	1,807,740
Sr. Unsec’d. Notes, Series 30Y(aa)	5.750	05/11/47	2,115	1,520,685

Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.000	01/28/27	490	508,223
				10,416,159
Ukraine 0.4%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	680	338,300
Sr. Unsec’d. Notes	1.750(cc)	02/01/29	170	103,105
Sr. Unsec’d. Notes	1.750(cc)	02/01/34	240	118,440
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	172	83,691
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	643	241,066
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	543	270,266
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29	279	169,298

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.750%(cc)	02/01/34	950	$468,705
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/35	610	297,284
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/36	515	247,687
				2,337,842
United Arab Emirates 0.2%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32	950	988,891
Zambia 0.3%
Zambia Government International Bond,
Unsec’d. Notes	5.750(cc)	06/30/33	564	486,971
Unsec’d. Notes, 144A	0.500	12/31/53	382	216,649
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	855	739,194
				1,442,814

Total Sovereign Bonds (cost $127,149,665)				120,480,969
U.S. Treasury Obligations(h)(k) 0.5%
U.S. Treasury Notes(aa)	3.500	09/30/26	550	548,217
U.S. Treasury Notes(aa)	4.250	11/30/26	1,950	1,966,301

Total U.S. Treasury Obligations (cost $2,493,443)				2,514,518

	Shares
Common Stocks 1.9%
Jamaica 0.2%
Digicel International Finance Ltd.*	171,102	1,197,714
Luxembourg 0.3%
Intelsat Emergence SA*	40,161	1,611,460

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
United States 1.4%
Cornerstone Chemical Co.*^	50,669	$390,151
Diamond Sports Group LLC*	30,779	440,140
Expand Energy Corp.	4,885	507,552
Ferrellgas Partners LP (Class B Stock)*(x)	10,866	1,773,470
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	14,397	431,910
Heritage Power LLC*(x)	37,551	1,868,162
Heritage Power LLC*(x)	1,652	82,187
Heritage Power LLC*^(x)	43,215	21,608
TPC Group, Inc.*^	48,777	975,540
Venator Materials PLC*^(x)	2,352	588,000
		7,078,720

Total Common Stocks (cost $6,924,973)		9,887,894
Preferred Stocks 0.0%
Jamaica 0.0%
Digicel International Finance Ltd.*^	11,188	129,096
United States 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	123	123,000

Total Preferred Stocks (cost $163,910)		252,096

	Units
Warrants* 0.0%
United States
Diamond Sports Group LLC, expiring 06/30/26 (cost $0)	57,566	15,589

Total Long-Term Investments (cost $677,293,251)		652,600,335

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Short-Term Investment 0.4%
Affiliated Mutual Fund 0.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $1,822,128)(wb)	1,822,128	$1,822,128

Total Short-Term Investment (cost $1,822,128)		1,822,128

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 124.3% (cost $679,115,379)		654,422,463
Options Written*~ (0.0)%
(premiums received $34,610)		(25,058)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 124.3% (cost $679,080,769)		654,397,405
Liabilities in excess of other assets(z) (24.3)%		(127,738,806)

Net Assets 100.0%		$526,658,599

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,631,169 and 1.8% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $301,975,453 segregated as collateral for amount of $135,000,000 borrowed and outstanding as of April 30, 2025.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Ferrellgas Escrow LLC, 8.956%^03/30/31	06/26/24	$124,230	$123,000	0.0%
Ferrellgas Partners LP (Class B Stock)*	09/15/15-07/26/24	2,827,347	1,773,470	0.3
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	1,545,243	431,910	0.1
Heritage Power LLC*	11/21/23	388,882	1,868,162	0.3
Heritage Power LLC*	11/21/23	—	82,187	0.0
Heritage Power LLC*^	11/21/23	21,608	21,608	0.0
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa), 4.500%, 09/15/26	09/11/20	1,000,000	864,465	0.2
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(aa), 6.500%, 09/15/28	09/11/20-11/23/22	1,284,088	989,877	0.2

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A(aa), 6.000%, 11/15/26	10/27/21	$1,439,865	$1,387,091	0.3%
Venator Materials PLC*^	03/08/19-10/19/23	2,477,338	588,000	0.1
Total		$11,108,601	$8,129,770	1.5%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at April 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $171,428)	171	$170,571	$—	$(857)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	3,290	$(10,200)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	06/18/25	$101.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	2,890	(14,858)
Total Options Written (premiums received $34,610)								$(25,058)
Futures contracts outstanding at April 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
119	2 Year U.S. Treasury Notes	Jun. 2025	$24,769,664	$176,715
97	5 Year Euro-Bobl	Jun. 2025	13,145,716	103,169
192	5 Year U.S. Treasury Notes	Jun. 2025	20,965,500	245,084
171	10 Year U.S. Treasury Notes	Jun. 2025	19,189,406	297,825
66	20 Year U.S. Treasury Bonds	Jun. 2025	7,697,250	118,743
29	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	3,509,906	18,966
120	Euro Schatz Index	Jun. 2025	14,623,281	71,963
				1,032,465

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Futures contracts outstanding at April 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
2	10 Year Euro-Bund	Jun. 2025	$298,574	$1,312
64	10 Year U.K. Gilt	Jun. 2025	7,976,583	(136,676)
				(135,364)
				$897,101
 Forward foreign currency exchange contracts outstanding at April 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/25	BARC	GBP	310	$401,603	$413,166	$11,563	$—
Expiring 05/02/25	JPM	GBP	197	253,287	262,072	8,785	—
Expiring 05/02/25	MSI	GBP	32,352	43,092,664	43,115,227	22,563	—
Expiring 06/03/25	HSBC	GBP	236	316,372	314,297	—	(2,075)
Euro,
Expiring 05/02/25	BNP	EUR	71,642	81,379,683	81,169,635	—	(210,048)
Expiring 05/02/25	JPM	EUR	1,681	1,843,597	1,904,597	61,000	—
Expiring 05/02/25	SSB	EUR	654	743,334	741,029	—	(2,305)
Expiring 05/02/25	TD	EUR	1,593	1,723,808	1,805,089	81,281	—
Expiring 06/03/25	JPM	EUR	476	544,293	540,317	—	(3,976)
				$130,298,641	$130,265,429	185,192	(218,404)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/25	BOA	GBP	32,859	$42,564,927	$43,790,465	$—	$(1,225,538)
Expiring 06/03/25	MSI	GBP	32,352	43,096,773	43,120,534	—	(23,761)
Expiring 06/03/25	MSI	GBP	543	725,564	723,930	1,634	—
Euro,
Expiring 05/02/25	BNP	EUR	71,505	77,263,561	81,014,144	—	(3,750,583)
Expiring 05/02/25	HSBC	EUR	2,062	2,278,652	2,335,708	—	(57,056)
Expiring 05/02/25	HSBC	EUR	1,265	1,368,020	1,433,648	—	(65,628)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/25	MSI	EUR	739	$802,706	$836,851	$—	$(34,145)
Expiring 06/03/25	BNP	EUR	71,642	81,536,650	81,328,313	208,337	—
				$249,636,853	$254,583,593	209,971	(5,156,711)
						$395,163	$(5,375,115)
Credit default swap agreements outstanding at April 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	6,198	4.123%	$117,191	$260,446	$143,255
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	8,200	0.682%	157,339	130,464	(26,875)
					$274,530	$390,910	$116,380
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at April 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	BNP	09/22/25	(3,770)	$8,158	$—	$8,158
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	12/20/25	(3,000)	(40,471)	—	(40,471)
					$(32,313)	$—	$(32,313)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).